UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC  20549
                                    Form 13F
                               Form 13F COVER PAGE


Report  for  the  Calendar  Year  or  Quarter  Ended:  6/30/05
                                                       -------

Check  here  if  Amendment  [  ];  Amendment  Number:   -----

 This  Amendment  (Check  only  one.):  [  ] is  a  restatement.
                                        [  ] adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:    Harleysville  Group  Inc.
         -----------------------------
Address: 355  Maple  Avenue
         -----------------------------
         Harleysville,  PA  19438-2297
         -----------------------------

Form  13F  File  Number: 28-  4718
                             ------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:   Mark  R.  Cummins
        ----------------------------------------
Title:  Executive  Vice  President  &  Treasurer
        ----------------------------------------
Phone:  215-256-5025
        ----------------------------------------

Signature,  Place,  and  Date  of  Signing:

     /s/Mark  R.  Cummins    Harleysville,  PA    July  27,  2005
     --------------------    -----------------    ---------------
     [Signature]             [City,  State]       [Date]

Report  Type  (check  only  one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List  of  Other  Managers  Reporting  for  this  Manager:
[If  there  are  no  entries  in  this  list,  omit  this  section.]

     Form 13F   File Number     Name

     28-
          --------              ------------------------
     [Repeat  as  necessary.]

                              Form 13F SUMMARY PAGE


Report  Summary:


Number  of  Other  Included  Managers:            0
                                               --------

Form  13F  Information  Table  Entry  Total:      51
                                               --------

Form  13F  Information  Table  Value  Total:   $410,963
                                               --------



List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

     No.      Form  13F  File  Number      Name

      1       28-4718                      NONE
     ---         ----                ---------------
     [Repeat  as  necessary]



HARLEYSVILLE GROUP INC
JUNE 30, 2005
FORM 13F INFORMATION TABLE




                                                         VALUE    SHARES/   SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                  COM            002824-10-0    6,564   133,930   SH         SOLE         N/A      133,930
AIR PRODUCTS & CHEMICALS     COM            009158-10-6    6,408   106,270   SH         SOLE         N/A      106,270
ALLSTATE CORP                COM            020002-10-1    8,131   136,090   SH         SOLE         N/A      136,090
AMERICAN INTL GROUP INC      COM            026874-10-7    7,774   133,800   SH         SOLE         N/A      133,800
AMGEN INC                    COM            031162-10-0    9,706   160,530   SH         SOLE         N/A      160,530
AUTOMATIC DATA PROCESSING    COM            053015-10-3    4,554   108,500   SH         SOLE         N/A      108,500
BANK OF AMERICA CORP         COM            060505-10-4    9,914   217,360   SH         SOLE         N/A      217,360
BANK NEW YORK INC            COM            064057-10-2    6,647   230,970   SH         SOLE         N/A      230,970
CANADIAN NATL RY CO          COM            136375-10-2    3,830    66,430   SH         SOLE         N/A       66,430
CHEVRONTEXACO CORP           COM            166764-10-0   14,796   264,600   SH         SOLE         N/A      264,600
CINCINNATI FINL CORP         COM            172062-10-1    3,433    86,791   SH         SOLE         N/A       86,791
CISCO SYSTEMS INC            COM            17275R-10-2   14,558   761,801   SH         SOLE         N/A      761,801
CITIGROUP INC                COM            172967-10-1   14,611   316,050   SH         SOLE         N/A      316,050
COCA COLA CO                 COM            191216-10-0    6,956   166,610   SH         SOLE         N/A      166,610
COMCAST CORP NEW             COM            20030N-10-1    5,599   182,390   SH         SOLE         N/A      182,390
DELL COMPUTER CORP           COM            247025-10-9    8,862   224,310   SH         SOLE         N/A      224,310
DISNEY (WALT) COMPANY        COM            254687-10-6   11,484   456,090   SH         SOLE         N/A      456,090
EXXON MOBIL CORP             COM            30231G-10-2   13,796   240,050   SH         SOLE         N/A      240,050
FIRST DATA CORP              COM            319963-10-4    3,278    81,660   SH         SOLE         N/A       81,660
GENERAL ELECTRIC COMPANY     COM            369604-10-3   20,190   582,670   SH         SOLE         N/A      582,670
GILLETTE CO                  COM            375766-10-2   10,228   202,015   SH         SOLE         N/A      202,015
HARBOR FUND               EQUITY MUT FD     411511-30-6    5,189   121,487   SH         SOLE         N/A      121,487
HARLEYSVILLE NATNL CORP      COM            412850-10-9    6,253   270,004   SH         SOLE         N/A      270,004
HARLEYSVILLE SAVINGS ASSN    COM            412856-10-6    2,203   123,748   SH         SOLE         N/A      123,748
HARTFORD FINL SVCS GROUP     COM            416515-10-4    3,442    46,030   SH         SOLE         N/A       46,030
HOME DEPOT INC               COM            437076-10-2    8,929   229,550   SH         SOLE         N/A      229,550
ILLINOIS TOOL WORKS INC.     COM            452308-10-9    3,837    48,160   SH         SOLE         N/A       48,160
INTEL CORPORATION            COM            458140-10-0   10,853   416,470   SH         SOLE         N/A      416,470
IBM CORPORATION              COM            459200-10-1    9,713   130,900   SH         SOLE         N/A      130,900
JP MORGAN CHASE & CO         COM            46625H-10-0    7,029   199,021   SH         SOLE         N/A      199,021
JOHNSON & JOHNSON            COM            478160-10-4   15,690   241,390   SH         SOLE         N/A      241,390
LOWES COS INC                COM            548661-10-7    6,769   116,270   SH         SOLE         N/A      116,270
MBIA INC                     COM            55262C-10-0    3,922    66,120   SH         SOLE         N/A       66,120
MEDTRONIC INC                COM            585055-10-6    7,429   143,440   SH         SOLE         N/A      143,440
MERCK & CO INC               COM            589331-10-7    5,518   179,150   SH         SOLE         N/A      179,150
MICROSOFT CORPORATION        COM            594918-10-4   16,992   684,050   SH         SOLE         N/A      684,050
NORTH FORK BANCORPORATION    COM            659424-10-5    1,916    68,200   SH         SOLE         N/A       68,200
PEPSICO INC                  COM            713448-10-8    4,710    87,330   SH         SOLE         N/A       87,330
PFIZER INC                   COM            717081-10-3   12,871   466,671   SH         SOLE         N/A      466,671
PROCTER & GAMBLE CO          COM            742718-10-9    2,862    54,260   SH         SOLE         N/A       54,260
QUALCOMM INC                 COM            747525-10-3    5,928   179,580   SH         SOLE         N/A      179,580
SCHLUMBERGER LTD             COM            806857-10-8    8,599   113,230   SH         SOLE         N/A      113,230
STRYKER CORP                 COM            863667-10-1    2,037    42,830   SH         SOLE         N/A       42,830
SYSCO CORP                   COM            871829-10-7    6,896   190,560   SH         SOLE         N/A      190,560
3M COMPANY                   COM            88579Y-10-1    4,926    68,130   SH         SOLE         N/A       68,130
UNITED PARCEL SERVICES INC   COM            911312-10-6    5,098    73,720   SH         SOLE         N/A       73,720
UNITED TECHNOLOGIES CORP     COM            913017-10-9    5,563   108,340   SH         SOLE         N/A      108,340
VANGARD INTL GROWTH       INTL GROWTH FD    921910-20-4   11,025   186,640   SH         SOLE         N/A      186,640
WAL MART STORES INC          COM            931142-10-3    5,562   115,390   SH         SOLE         N/A      115,390
WALGREEN COMPANY             COM            931422-10-9   16,766   364,550   SH         SOLE         N/A      364,550
WELLS FARGO & CO NEW         COM            949746-10-1   11,117   180,530   SH         SOLE         N/A      180,530